Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash	$ 189,005	$ 57,541
Restricted cash		641,461
Accounts receivable, net	237,474	192,851
Other receivables	1,711	2,687
Prepaid expenses and other current assets	192,412	155,374
Forward purchase receivables		21,892,527
Current assets of discontinued operations	102,839	2,084,037
Total Current Assets	723,441	25,026,478
PROPERTY AND EQUIPMENT, NET	6,732	11,526
PROPERTY AND EQUIPMENT, NET OF DISCONTINUED OPERATIONS		20,102
TOTAL PROPERTY AND EQUIPMENT, NET	6,732	31,628
OTHER ASSETS
Prepaid expenses - non-current	380,073	478,061
Operating lease right-of-use assets	168,278	36,474
Finance lease right-of-use assets	31,984	16,345
Other assets of discontinued operations		40,054
Total Other Assets	580,335	570,934
Total Assets	1,310,508	25,629,040
CURRENT LIABILITIES
Promissory note		170,000
Accounts payable	1,289
Other payables and accrued liabilities	1,887,412	1,199,810
Operating lease liability	121,776	36,474
Finance lease liabilities	5,071	7,186
Prepaid forward purchase liabilities		20,321,053
Taxes payable	208,655	117,541
Current liabilities of discontinued operations	2,624,068	2,525,721
Total Current Liabilities	8,717,333	29,121,056
OTHER LIABILITIES
Operating lease liability - non-current	46,501
Finance lease liabilities - non-current	28,610	15,015
Total Other Liabilities	75,111	15,015
Total Liabilities	8,792,444	29,136,071
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Ordinary shares, no par value, unlimited shares authorized, 24,627,509 shares and 20,191,770 shares outstanding as of December 31, 2023 and 2022	27,430,187	21,308,969
Accumulated deficit	(34,743,270)	(24,703,789)
Accumulated other comprehensive loss	(185,468)	(125,689)
Total Euda Health Holdings Limited Shareholders’ Deficit	(7,498,551)	(3,520,509)
Noncontrolling interests	16,615	13,478
Total Shareholders’ Deficit	(7,481,936)	(3,507,031)
Total Liabilities and Shareholders’ Deficit	1,310,508	25,629,040
Related Party [Member]
CURRENT LIABILITIES
Short term loans - related parties	759,442
Convertible notes		782,600
Other payables - related parties	696,495	1,341,046
Nonrelated Party [Member]
CURRENT LIABILITIES
Convertible notes	$ 2,413,125	$ 2,619,625